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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

     REGISTRATION STATEMENT (NO. 33-34494) UNDER THE SECURITIES ACT OF 1933


                        POST-EFFECTIVE AMENDMENT NO. 31

                                      AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                         PRE-EFFECTIVE AMENDMENT NO. 32


                        VANGUARD INSTITUTIONAL INDEX FUND
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482



It is proposed that this filing become effective on February 26, 2002, pursuant to Rule (b)(i)(v) of Rule 485. This post-effective amendment is being made to extend the date of effectiveness for previously filed post-effective amendments (Post-Effective Amendment No. 28 and 30).

January 25, 2002




U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  VANGUARD INSTITUTIONAL INDEX FUND (THE TRUST)
     FILE NO.  33-34494
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Commissioners:


Pursuant to Rule 485(b)(i)(v) under the Securities Act of 1933, as amended, we are submitting this filing for the sole purpose of extending the pending effective date of the 28th and 30th Post-Effective Amendments to the Trust's Registration Statement. Post-Effective Amendment No. 28 originally requested an effective date of December 28, 2001. Post-Effective Amendment No.30 requested an extension date of January 25, 2002. It is proposed that this filing become effective on February 26, 2002, pursuant to Rule (b)(i)(v) of rule 485. The contents of the Post-Effective Amendment No. 28, which we filed under Rule 485(a) on October 12, 2001, are hereby incorporated by reference into this letter.

Please contact me at (610) 669-1538 if you have any questions concerning this amendment or the requested effective date. Thank you.

Sincerely,





Judith L. Gaines
Associate Counsel


cc: Christian Sandoe, Esq., U.S. Securities and Exchange Commission

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 25th day of January, 2002.


                                          VANGUARD INSTITUTIONAL INDEX FUND

                                   BY:_____________(signature)________________

                                    (HEIDI STAM) JOHN J. BRENNAN* CHAIRMAN AND
                                              CHIEF EXECUTIVE OFFICER


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                     TITLE                              DATE
--------------------------------------------------------------------------------

By:/S/ JOHN J. BRENNAN        President, Chairman, Chief      January 25, 2002
   ---------------------------Executive Officer, and Trustee
       (Heidi Stam)
      John J. Brennan*


By:/S/ CHARLES D. ELLIS       Trustee                         January 25, 2002
   ---------------------------
       (Heidi Stam)
      Charles D. Ellis*


By:/S/ RAJIV L. GUPTA    Trustee                              January 25, 2002
   ---------------------------
       (Heidi Stam)
       Rajiv L. Gupta*


By:/S/ JOANN HEFFERNAN HEISEN Trustee                         January 25, 2002
   ---------------------------
       (Heidi Stam)
     JoAnn Heffernan Heisen*


By:/S/ BURTON G. MALKIEL      Trustee                         January 25, 2002
   ---------------------------
       (Heidi Stam)
       Burton G. Malkiel*


By:/S/ ALFRED M. RANKIN, JR.  Trustee                         January 25, 2002
   ---------------------------
       (Heidi Stam)
     Alfred M. Rankin, Jr.*


By:/S/ J. LAWRENCE WILSON     Trustee                         January 25, 2002
   ---------------------------
       (Heidi Stam)
     J. Lawrence Wilson*


By:/S/ THOMAS J. HIGGINS      Treasurer and Principal         January 25, 2002
   ---------------------------
       (Heidi Stam)           Financial Officer and Principal
      Thomas J. Higgins*      Accounting Officer

*By  Power  of  Attorney.  See attached.

                                     NOTICE

     THE PURPOSE OF THIS POWER OF ATTORNEY IS TO GIVE THE PERSONS YOU DESIGNATE (YOUR "AGENTS") BROAD POWERS TO ACT ON YOUR BEHALF WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION"), WHICH MAY INCLUDE, BUT ARE NOT LIMITED TO, POWERS TO FILE A REGISTRATION STATEMENT, TO FILE ANY AND ALL APPLICATIONS FOR EXEMPTIVE RELIEF FROM STATE OR FEDERAL REGULATIONS, AND TO PERFORM ANY AND ALL ACTS THE AGENTS DEEM NECESSARY TO ENABLE THE UNDERSIGNED PERSONS TO COMPLY WITH THE APPLICABLE LAWS OF THE UNITED STATES WITHOUT ADVANCE NOTICE TO YOU OR APPROVAL BY YOU.

     THIS POWER OF ATTORNEY DOES NOT IMPOSE A DUTY ON YOUR AGENTS TO EXERCISE GRANTED POWERS, BUT WHEN POWERS ARE EXERCISED, YOUR AGENTS MUST USE DUE CARE TO ACT FOR YOUR BENEFIT AND IN ACCORDANCE WITH THIS POWER OF ATTORNEY.

     YOUR AGENTS MAY EXERCISE THE POWERS GIVEN HERE THROUGHOUT YOUR LIFETIME, EVEN AFTER YOU BECOME INCAPACITATED, UNLESS YOU EXPRESSLY LIMIT THE DURATION OF THESE POWERS OR YOU REVOKE THESE POWERS OR A COURT ACTING ON YOUR BEHALF TERMINATES YOUR AGENTS' AUTHORITY.

     YOUR AGENTS MUST KEEP YOUR FUNDS SEPARATE FROM YOUR AGENTS' FUNDS.

     A COURT CAN TAKE AWAY THE POWERS OF YOUR AGENTS IF IT FINDS YOUR AGENTS ARE NOT ACTING PROPERLY.

     THE POWERS AND DUTIES OF AN AGENT UNDER A POWER OF ATTORNEY ARE EXPLAINED MORE FULLY IN 20 PA.C.S. CH. 56.

     IF THERE IS ANYTHING ABOUT THIS FORM THAT YOU DO NOT UNDERSTAND, YOU SHOULD ASK A LAWYER OF YOUR OWN CHOOSING TO EXPLAIN IT TO YOU.

     I HAVE  READ  OR HAD  EXPLAINED  TO ME THIS  NOTICE  AND I  UNDERSTAND  ITS
CONTENTS.

     NAME                         TITLE                               DATE
     ----                         -----                               ----

/S/  JOHN J. BRENNAN                                           JANUARY 18, 2002
--------------------------   Chairman, Chief Executive      --------------------
John J. Brennan              Officer, and Director/Trustee      January 18, 2002

/S/ THOMAS J. HIGGINS                                          JANUARY 18, 2002
--------------------------   Treasurer (Principal Financial --------------------
Thomas J. Higgins            and Accounting Officer)            January 18, 2002

/S/ CHARLES D. ELLIS                                           JANUARY 18, 2002
--------------------------                                  --------------------
Charles D. Ellis             Director/Trustee                   January 18, 2002

/S/ RAJIV L. GUPTA                                             JANUARY 18, 2002
--------------------------                                  --------------------
Rajiv L. Gupta*              Director/Trustee                   January 18, 2002

/S/ JOANN HEFFERNAN HEISEN                                     JANUARY 18, 2002
--------------------------                                  --------------------
JoAnn Heffernan Heisen       Director/Trustee                   January 18, 2002

/S/ BURTON G. MALKIEL                                          JANUARY 18, 2002
--------------------------                                  --------------------
Burton G. Malkiel**          Director/Trustee                   January 18, 2002

/S/ ALFRED M. RANKIN, JR.                                      JANUARY 18, 2002
--------------------------                                  --------------------
Alfred M. Rankin, Jr.        Director/Trustee                   January 18, 2002

/S/ LAWRENCE WILSON                                            JANUARY 18, 2002
--------------------------                                  --------------------
J. Lawrence Wilson           Director/Trustee                   January 18, 2002

The above-listed Directors/Trustees sit on the Board for each Registrant, except as follows:

 * Mr. Gupta does not serve as Director or Trustee of Vanguard Fenway Funds, Vanguard Municipal Bond Funds, Vanguard Florida Insured Tax-Free Fund, Vanguard California Tax-Free Funds, Vanguard New York Tax-Free Funds, Vanguard Pennsylvania Tax-Free Funds, Vanguard New Jersey Tax-Free Funds, Vanguard Ohio Tax-Free Funds, and Vanguard Massachusetts Tax-Exempt Funds.
**   Mr. Malkiel does not serve as a Director of Vanguard Fenway Funds.

Vanguard Admiral Funds                      Vanguard New Jersey Tax-Free Funds
Vanguard Balanced Index Fund                Vanguard New York Tax-Free Funds
Vanguard Bond Index Funds                   Vanguard Ohio Tax-Free Funds
Vanguard California Tax-Free Funds          Vanguard Pennsylvania Tax-Free Funds
Vanguard Convertible Securities Fund        Vanguard PRIMECAP Fund
Vanguard Explorer Fund                      Vanguard Quantitative Funds
Vanguard Fenway Funds                       Vanguard Specialized Funds
Vanguard Fixed Income Securities Funds      Vanguard STAR Fund
Vanguard Florida Insured Tax-Free Fund      Vanguard Tax-Managed Funds
Vanguard Horizon Funds                      Vanguard Treasury Fund
Vanguard Index Funds                        Vanguard Trustees Equity Funds
Vanguard Institutional Index Fund           Vanguard Variable Insurance Fund
Vanguard International Equity Index Funds   Vanguard Wellesley Income Fund
Vanguard Malvern Funds                      Vanguard Wellington Fund
Vanguard Massachusetts Tax-Exempt Funds     Vanguard Whitehall Funds
Vanguard Money Market Funds                 Vanguard Windsor Funds
Vanguard Morgan Growth Fund                 Vanguard World Funds
Vanguard Municipal Bond Funds


By:       /S/ JOHN J. BRENNAN
          ----------------------------------------
Name:     John J. Brennan
Title:    Chairman, Chief Executive Officer, and
             Director/Trustee

                                POWER OF ATTORNEY

     Each person (as such term is defined in the Securities Act of 1933, as amended) whose signature appears below (the "Principals") hereby constitutes and appoints Heidi Stam and R. Gregory Barton and each of them, with full power to act without the other, as the true and lawful attorney-in-fact and agent, with full and several power of substitution, of such undersigned person with authority to take any appropriate action to execute in the name of and on behalf of such undersigned person, and to file with the Commission, any and all amendments (including without limitation post-effective amendments) to a registration statement, any and all applications for exemptive relief from state or federal regulations, and any and all amendments thereto, or any other forms of documents, including without limitation, any registration statement on Form N-14, and any and all amendments thereto, and to perform any and all such acts as such attorney-in-fact may deem necessary or advisable to enable the following named persons that are registered with the Commission (the "Registrants") to comply with the applicable laws of the United States, any individual state or similar jurisdiction of the United States, and in connection therewith to execute and file all requisite papers and documents, including but not limited to, applications, reports, notices, surety bonds, irrevocable consents and appointments of attorneys for service of process; granting to such attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act requisite and necessary to be done in connection therewith, as fully as the relevant Registrant and undersigned person might or could do herself, himself or itself or in person, hereby ratifying and confirming all that such attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof:

Vanguard Admiral Funds                     Vanguard New Jersey Tax-Free Funds
Vanguard Balanced Index Fund               Vanguard New York Tax-Free Funds
Vanguard Bond Index Funds                  Vanguard Ohio Tax-Free Funds
Vanguard California Tax-Free Funds         Vanguard Pennsylvania Tax-Free Funds
Vanguard Convertible Securities Fund       Vanguard PRIMECAP Fund
Vanguard Explorer Fund                     Vanguard Quantitative Funds
Vanguard Fenway Funds                      Vanguard Specialized Funds
Vanguard Fixed Income Securities Funds     Vanguard STAR Fund
Vanguard Florida Insured Tax-Free Fund     Vanguard Tax-Managed Funds
Vanguard Horizon Funds                     Vanguard Treasury Fund
Vanguard Index Funds                       Vanguard Trustees Equity Funds
Vanguard Institutional Index Fund          Vanguard Variable Insurance Fund
Vanguard International Equity Index Funds  Vanguard Wellesley Income Fund
Vanguard Malvern Funds                     Vanguard Wellington Fund
Vanguard Massachusetts Tax-Exempt Funds    Vanguard Whitehall Funds
Vanguard Money Market Funds                Vanguard Windsor Funds
Vanguard Morgan Growth Fund                Vanguard World Funds
Vanguard Municipal Bond Funds

     The Principals hereby revoke all powers of attorney which they may have heretofore granted regarding the subject matter hereof.

     Each of the undersigned persons has executed this Power of Attorney in the capacity and on the date indicated opposite the name of the undersigned person.

     NAME                         TITLE                               DATE
     ----                         -----                               ----

/S/  JOHN J. BRENNAN                                           JANUARY 18, 2002
--------------------------   Chairman, Chief Executive      --------------------
John J. Brennan              Officer, and Director/Trustee      January 18, 2002

/S/ THOMAS J. HIGGINS                                          JANUARY 18, 2002
--------------------------   Treasurer (Principal Financial --------------------
Thomas J. Higgins            and Accounting Officer)            January 18, 2002

/S/ CHARLES D. ELLIS                                           JANUARY 18, 2002
--------------------------                                  --------------------
Charles D. Ellis             Director/Trustee                   January 18, 2002

/S/ RAJIV L. GUPTA                                             JANUARY 18, 2002
--------------------------                                  --------------------
Rajiv L. Gupta*              Director/Trustee                   January 18, 2002

/S/ JOANN HEFFERNAN HEISEN                                     JANUARY 18, 2002
--------------------------                                  --------------------
JoAnn Heffernan Heisen       Director/Trustee                   January 18, 2002

/S/ BURTON G. MALKIEL                                          JANUARY 18, 2002
--------------------------                                  --------------------
Burton G. Malkiel**          Director/Trustee                   January 18, 2002

/S/ ALFRED M. RANKIN, JR.                                      JANUARY 18, 2002
--------------------------                                  --------------------
Alfred M. Rankin, Jr.        Director/Trustee                   January 18, 2002

/S/ LAWRENCE WILSON                                            JANUARY 18, 2002
--------------------------                                  --------------------
J. Lawrence Wilson           Director/Trustee                   January 18, 2002

The above-listed Directors/Trustees sit on the Board for each Registrant, except as follows:

 * Mr. Gupta does not serve as Director or Trustee of Vanguard Fenway Funds, Vanguard Municipal Bond Funds, Vanguard Florida Insured Tax-Free Fund, Vanguard California Tax-Free Funds, Vanguard New York Tax-Free Funds, Vanguard Pennsylvania Tax-Free Funds, Vanguard New Jersey Tax-Free Funds, Vanguard Ohio Tax-Free Funds, and Vanguard Massachusetts Tax-Exempt Funds.
**   Mr. Malkiel does not serve as a Director of Vanguard Fenway Funds.

Vanguard Admiral Funds                      Vanguard New Jersey Tax-Free Funds
Vanguard Balanced Index Fund                Vanguard New York Tax-Free Funds
Vanguard Bond Index Funds                   Vanguard Ohio Tax-Free Funds
Vanguard California Tax-Free Funds          Vanguard Pennsylvania Tax-Free Funds
Vanguard Convertible Securities Fund        Vanguard PRIMECAP Fund
Vanguard Explorer Fund                      Vanguard Quantitative Funds
Vanguard Fenway Funds                       Vanguard Specialized Funds
Vanguard Fixed Income Securities Funds      Vanguard STAR Fund
Vanguard Florida Insured Tax-Free Fund      Vanguard Tax-Managed Funds
Vanguard Horizon Funds                      Vanguard Treasury Fund
Vanguard Index Funds                        Vanguard Trustees Equity Funds
Vanguard Institutional Index Fund           Vanguard Variable Insurance Fund
Vanguard International Equity Index Funds   Vanguard Wellesley Income Fund
Vanguard Malvern Funds                      Vanguard Wellington Fund
Vanguard Massachusetts Tax-Exempt Funds     Vanguard Whitehall Funds
Vanguard Money Market Funds                 Vanguard Windsor Funds
Vanguard Morgan Growth Fund                 Vanguard World Funds
Vanguard Municipal Bond Funds


By:       /S/ JOHN J. BRENNAN
          ----------------------------------------
Name:     John J. Brennan
Title:    Chairman, Chief Executive Officer, and
             Director/Trustee

                                 ACKNOWLEDGMENT

     WE, HEIDI STAM AND R. GREGORY BARTON, HAVE READ THE ATTACHED POWER OF ATTORNEY AND ARE THE PERSONS IDENTIFIED AS THE AGENTS FOR THE REGISTRANTS. WE HEREBY ACKNOWLEDGE THAT IN THE ABSENCE OF A SPECIFIC PROVISION TO THE CONTRARY IN THE POWER OF ATTORNEY OR IN 20 PA.C.S. WHEN WE ACT AS AGENTS:

     WE SHALL EXERCISE THE POWERS FOR THE BENEFIT OF THE REGISTRANTS.

     WE SHALL KEEP THE ASSETS OF THE REGISTRANTS SEPARATE FROM OUR ASSETS.

     WE SHALL EXERCISE REASONABLE CAUTION AND PRUDENCE.

     WE SHALL KEEP A FULL AND ACCURATE RECORD OF ALL ACTIONS, RECEIPTS, AND DISBURSEMENTS ON BEHALF OF THE REGISTRANTS.


DATE:    JANUARY 18, 2002                            /S/ HEIDI STAM
     ---------------------------                  ------------------------------
                                                        Heidi Stam


                                                    /S/ R. GREGORY BARTON
                                                  ------------------------------
                                                        R. Gregory Barton

                              PROPOSED RESOLUTION
                        APPROVAl OF A POWER OF ATTORNEY

RESOLVED, that the proposed Power of Attorney, in substantially the form presented to this meeting, constituting and appointing Heidi Stam and R. Gregory Barton (each with full power to act alone) as attorneys-in-fact and agents for
(i) each of the Directors, Trustees, principal executive officer and principal financial and accounting officer of the investment companies that are listed in the proposed Power of Attorney (each of such investment companies, a "Vanguard Company"); and (ii) each of the Vanguard Companies, for the purpose of executing and filing for and on behalf of the Vanguard Companies all requisite papers and documents with the U.S. Securities and Exchange Commission and the offices of the securities administrators of the states and similar jurisdictions of the United States to comply with the applicable laws of the United States, any individual state or similar jurisdiction of the United States, is hereby approved and may be executed by each designated Director/Trustee, officer and Vanguard Company.